Label	Element	Value
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
(the “Fund”)
Supplement dated August 6, 2020 to the
Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following changes are expected to become effective on October 5, 2020, subject to approval by the Fund’s Board of Trustees.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government.

Effective October 5, 2020, the Fund will change its name to the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective October 5, 2020, the following information replaces the information for the Fund found on page 38 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund seeks to track the investment returns of its benchmark index, the Bloomberg Barclays U.S. Long Treasury Bond Index*. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), invests the remainder of the Fund’s assets in other securities backed by the full faith and credit of the U.S. Government and in shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. Government. Securities backed by the full faith and credit of the U.S. Government include, without limitation, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. Government agencies.

The dollar-weighted average maturity of the Fund’s portfolio will normally exceed 10 years, and it will vary consistent with the dollar-weighted average maturity of the benchmark index.

The Bloomberg Barclays U.S. Long Treasury Bond Index is an index consisting of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. The Fund does not attempt to fully replicate the index by holding each of the bonds represented in the index. Instead, the Fund seeks to track the returns of the index and more efficiently replicate the key risk factors of the index (maturity, duration, credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and via small tactical bets on inflation, duration, and yield curve positioning.

*

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with MassMutual, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays U.S. Long Treasury Bond Index, and neither shall be liable in any way to MassMutual, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Barclays U.S. Long Treasury Bond Index or any data included therein.

U.S. Treasury securities in which the Fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury inflation protected securities. The Fund buys and sells U.S. Treasury futures, which are futures contracts on U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury security prices, help realign the portfolio with the benchmark index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the Fund. Use of derivatives by the Fundmay create investment leverage.

The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.

T. Rowe Price may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, better align the portfolio with the characteristics of its benchmark index, or to satisfy redemption requests.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective October 5, 2020, the following information supplements the information for the Fund found on pages 39 and 40 under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index.

Effective October 5, 2020, Repurchase Agreement Risk is hereby deleted from the information for the Fund found on page 40 under the heading Principal Risks in the section titled Investments, Risks, and Performance.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective October 5, 2020, the following information replaces similar information for the Fund found on page 40 under the heading Performance Information in the section titled Investments, Risks, and Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on October 5, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Effective October 5, 2020, the following information supplements the information for the Fund found on page 41 under the heading Average Annual Total Return in the section titled Investments, Risks, and Performance:

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Long Treasury Bond Index rather than the Bloomberg Barclays Long-Term U.S. Treasury Index because the Bloomberg Barclays U.S. Long Treasury Bond Index more closely represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE B3001M-TRUN-20-04
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Bloomberg Barclays U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.83%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.28%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018	[1]

[1]	Going forward, the Fund's performance benchmark index will be the Bloomberg Barclays U.S. Long Treasury Bond Index rather than the Bloomberg Barclays Long-Term U.S. Treasury Index because the Bloomberg Barclays U.S. Long Treasury Bond Index more closely represents the Fund's investment strategy.